N-4	Jan. 24, 2025 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT III
Entity Central Index Key	0000934298
Entity Investment Company Type	N-4
Document Period End Date	Jan. 24, 2025
Amendment Flag	false
New York Life Premier Plus Variable Annuity II
Prospectus:
Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your
Policy Data Page for information about the specific fees you will pay each year based on the options you have elected.
CHARGES AND DEDUCTIONS – Annual Policy Expenses; Annual Portfolio Expenses; Optional Benefit Expenses
ANNUAL FEE (for policies applied for on or after May 1, 2016)	MINIMUM	MAXIMUM
Base contract[1]	1.30%	1.60%	CHARGES AND DEDUCTIONS – Annual Policy Expenses
Investment options (Portfolio fees and expenses)[2]	0.37%	1.42%	CHARGES AND DEDUCTIONS – Annual Portfolio Expenses
Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.25%	0.95%	CHARGES AND DEDUCTIONS – Optional Benefit Expenses

1 As a percentage of Accumulation Value (Minimum Base Contract
Charge) and as a percentage of Premium Payment (Maximum Base
Contract Charge).
2 As a percentage of average net Portfolio assets. The range in fees and expenses is for the year ended December 31, 2023 and will change from year to year.
[3] The minimum fee reflects the current charge for the Annual Death
Benefit Rider, as an annualized percentage of the amount guaranteed under the rider. The maximum fee reflects the current charge for the
Investment Preservation Rider or Investment Preservation Rider 2.0
(12-year holding period), as an annualized percentage of the amount that is guaranteed under the rider.

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST $1,552.08	HIGHEST ANNUAL COST $3,473.11

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
Withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges,
optional benefits, and Portfolio
fees and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.30%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.60%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Accumulation Value (Minimum Base Contract Charge) and as a percentage of Premium Payment (Maximum Base Contract Charge).
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.37%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.42%
Investment Options Footnotes [Text Block]	2 As a percentage of average net Portfolio assets. The range in fees and expenses is for the year ended December 31, 2023 and will change from year to year.
Optional Benefits Minimum [Percent]	0.25%
Optional Benefits Maximum [Percent]	0.95%
Optional Benefits Footnotes [Text Block]	[3] The minimum fee reflects the current charge for the Annual Death Benefit Rider, as an annualized percentage of the amount guaranteed under the rider. The maximum fee reflects the current charge for the Investment Preservation Rider or Investment Preservation Rider 2.0 (12-year holding period), as an annualized percentage of the amount that is guaranteed under the rider.
Lowest and Highest Annual Cost [Table Text Block]

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST $1,552.08	HIGHEST ANNUAL COST $3,473.11

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
Withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges,
optional benefits, and Portfolio
fees and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Lowest Annual Cost [Dollars]	$ 1,552.08
Highest Annual Cost [Dollars]	$ 3,473.11
Item 4. Fee Table [Text Block]	ANNUAL CHARGES FOR THE IPR 5.0The current charge for the IPR 5.0 for policies with an application signed on or after May 1, 2023 is as follows:
Annual Charge for IPR 5.0 (calculated as an annualized percentage of the amount that is guaranteed under the IPR 5.0, deducted on a quarterly basis)	Current Charge
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
IPR GUARANTEE PERCENTAGESThe IPR Guarantee Percentages currently applicable for determining the Guaranteed Amount under IPR 5.0 for policies with an application signed on or after February 10, 2025 are:
Holding Period	Percentage
12 Year Holding Period	120%
13 Year Holding Period	120%
14 Year Holding Period	130%
15 Year Holding Period	130%
20 Year Holding Period	150%
ANNUAL CHARGES FOR IPR RESET ELECTIONSThe current charge for IPR, IPR 2.0, IPR 3.0, and IPR 4.0 Reset elections with a Rider Reset Effective Date on or after May 1, 2019:
Annual Charge for IPR if you elect an IPR Reset (Policies applied for between May 1,
2015 and April 30, 2016)
(calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)
Current Charge
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.45%
20 Year Holding Period	0.55%
Annual Charge for IPR if you elect an IPR Reset (Policies applied for between May 1,
2016 and April 30, 2017)
(calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)
Current Charge
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
Annual Charge for IPR 2.0 if you elect an IPR 2.0 Reset (calculated as an annualized percentage of the amount that is guaranteed under the IPR 2.0, deducted on a quarterly basis)	Current Charge
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
Annual Charge IPR 3.0 if you elect an IPR 3.0 Reset (calculated as an annualized percentage of the amount that is guaranteed under the IPR 3.0, deducted on a quarterly basis)	Current Charge
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
Annual Charge IPR 4.0 if you elect an IPR 4.0 Reset (calculated as an annualized percentage of the amount that is guaranteed under the IPR 4.0, deducted on a quarterly basis)	Current Charge
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
The current charge for IPR 5.0 Reset elections with a Rider Reset Effective Date on or after May 1, 2023:
Annual Charge IPR 5.0 if you elect an IPR 5.0 Reset (calculated as an annualized percentage of the amount that is guaranteed under the IPR 5.0, deducted on a quarterly basis)	Current Charge
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
The current charge for the IPR portion (Policies applied for between May 1, 2015 and April 30, 2016) of the IPR + ADBR Package for IPR Reset elections with a Rider Reset Effective Date on or after May 1, 2019:
IPR + ADBR Package		Current Charge for the IPR portion of the IPR + ADBR Package
Annual Charge (calculated as the sum of (1) the Investment Preservation Rider Charge, calculated as an annualized percentage of the amount guaranteed under the Investment Preservation Rider; and (2) the Annual Death Benefit Reset Rider Charge, calculated as an annualized percentage of the ADBR Reset Value as of the last Policy Anniversary (or as of the Policy Date if within the first Policy Year), and deducted quarterly).	12 Year Holding Period	0.65%
	13 Year Holding Period	0.55%
	14 Year Holding Period	0.50%
	15 Year Holding Period	0.40%
	20 Year Holding Period	0.50%

Annual Contract Expenses [Table Text Block]	ANNUAL CHARGES FOR THE IPR 5.0The current charge for the IPR 5.0 for policies with an application signed on or after May 1, 2023 is as follows:
Annual Charge for IPR 5.0 (calculated as an annualized percentage of the amount that is guaranteed under the IPR 5.0, deducted on a quarterly basis)	Current Charge
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
IPR GUARANTEE PERCENTAGESThe IPR Guarantee Percentages currently applicable for determining the Guaranteed Amount under IPR 5.0 for policies with an application signed on or after February 10, 2025 are:
Holding Period	Percentage
12 Year Holding Period	120%
13 Year Holding Period	120%
14 Year Holding Period	130%
15 Year Holding Period	130%
20 Year Holding Period	150%
ANNUAL CHARGES FOR IPR RESET ELECTIONSThe current charge for IPR, IPR 2.0, IPR 3.0, and IPR 4.0 Reset elections with a Rider Reset Effective Date on or after May 1, 2019:
Annual Charge for IPR if you elect an IPR Reset (Policies applied for between May 1,
2015 and April 30, 2016)
(calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)
Current Charge
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.45%
20 Year Holding Period	0.55%
Annual Charge for IPR if you elect an IPR Reset (Policies applied for between May 1,
2016 and April 30, 2017)
(calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)
Current Charge
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
Annual Charge for IPR 2.0 if you elect an IPR 2.0 Reset (calculated as an annualized percentage of the amount that is guaranteed under the IPR 2.0, deducted on a quarterly basis)	Current Charge
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
Annual Charge IPR 3.0 if you elect an IPR 3.0 Reset (calculated as an annualized percentage of the amount that is guaranteed under the IPR 3.0, deducted on a quarterly basis)	Current Charge
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
Annual Charge IPR 4.0 if you elect an IPR 4.0 Reset (calculated as an annualized percentage of the amount that is guaranteed under the IPR 4.0, deducted on a quarterly basis)	Current Charge
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
The current charge for IPR 5.0 Reset elections with a Rider Reset Effective Date on or after May 1, 2023:
Annual Charge IPR 5.0 if you elect an IPR 5.0 Reset (calculated as an annualized percentage of the amount that is guaranteed under the IPR 5.0, deducted on a quarterly basis)	Current Charge
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
The current charge for the IPR portion (Policies applied for between May 1, 2015 and April 30, 2016) of the IPR + ADBR Package for IPR Reset elections with a Rider Reset Effective Date on or after May 1, 2019:
IPR + ADBR Package		Current Charge for the IPR portion of the IPR + ADBR Package
Annual Charge (calculated as the sum of (1) the Investment Preservation Rider Charge, calculated as an annualized percentage of the amount guaranteed under the Investment Preservation Rider; and (2) the Annual Death Benefit Reset Rider Charge, calculated as an annualized percentage of the ADBR Reset Value as of the last Policy Anniversary (or as of the Policy Date if within the first Policy Year), and deducted quarterly).	12 Year Holding Period	0.65%
	13 Year Holding Period	0.55%
	14 Year Holding Period	0.50%
	15 Year Holding Period	0.40%
	20 Year Holding Period	0.50%

New York Life Premier Plus Variable Annuity II | IPR5012YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Plus Variable Annuity II | IPR5013YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Plus Variable Annuity II | IPR5014YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Plus Variable Annuity II | IPR5015YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Plus Variable Annuity II | IPR5020YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Plus Variable Annuity II | IPRResetandRiderReset12YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Plus Variable Annuity II | IPRResetandRiderReset13YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Plus Variable Annuity II | IPRResetandRiderReset14YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Plus Variable Annuity II | IPRResetandRiderReset15YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
New York Life Premier Plus Variable Annuity II | IPRResetandRiderReset20YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Plus Variable Annuity II | IPRResetandRiderResetGen212YearHoldingMember | PreviouslyOffered3Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Plus Variable Annuity II | IPRResetandRiderResetGen213YearHoldingMember | PreviouslyOffered3Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Plus Variable Annuity II | IPRResetandRiderResetGen214YearHoldingMember | PreviouslyOffered3Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Plus Variable Annuity II | IPRResetandRiderResetGen215YearHoldingMember | PreviouslyOffered3Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Plus Variable Annuity II | IPRResetandRiderResetGen220YearHoldingMember | PreviouslyOffered3Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Plus Variable Annuity II | IPR20ResetandRiderReset12YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Plus Variable Annuity II | IPR20ResetandRiderReset13YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Plus Variable Annuity II | IPR20ResetandRiderReset14YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Plus Variable Annuity II | IPR20ResetandRiderReset15YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Plus Variable Annuity II | IPR20ResetandRiderReset20YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Plus Variable Annuity II | IPR30ResetandRiderReset12YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Plus Variable Annuity II | IPR30ResetandRiderReset13YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Plus Variable Annuity II | IPR30ResetandRiderReset14YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Plus Variable Annuity II | IPR30ResetandRiderReset15YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Plus Variable Annuity II | IPR30ResetandRiderReset20YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Plus Variable Annuity II | IPR40ResetandRiderReset12YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Plus Variable Annuity II | IPR40ResetandRiderReset13YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Plus Variable Annuity II | IPR40ResetandRiderReset14YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Plus Variable Annuity II | IPR40ResetandRiderReset15YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Plus Variable Annuity II | IPR40ResetandRiderReset20YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Plus Variable Annuity II | IPR50ResetandRiderReset12YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Plus Variable Annuity II | IPR50ResetandRiderReset13YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Plus Variable Annuity II | IPR50ResetandRiderReset14YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Plus Variable Annuity II | IPR50ResetandRiderReset15YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Plus Variable Annuity II | IPR50ResetandRiderReset20YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Plus Variable Annuity II | IPRportionoftheIPRPlusandADBRPackage12YearMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
New York Life Premier Plus Variable Annuity II | IPRportionoftheIPRPlusandADBRPackage13YearMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Plus Variable Annuity II | IPRportionoftheIPRPlusandADBRPackage14YearMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Plus Variable Annuity II | IPRportionoftheIPRPlusandADBRPackage15YearMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%
New York Life Premier Plus Variable Annuity II | IPRportionoftheIPRPlusandADBRPackage20YearMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member
Prospectus:
Offered Starting [Date]	May 01, 2023
New York Life Premier Plus Variable Annuity II | IPRResetandtheRiderResetMember | Previously Offered [Member]
Prospectus:
Offered Starting [Date]	May 01, 2019
New York Life Premier Plus Variable Annuity II | IPR50ResetMember
Prospectus:
Offered Starting [Date]	May 01, 2023
New York Life Premier Plus Variable Annuity II | IPRandADBRPackageMember
Prospectus:
Offered Starting [Date]	May 01, 2019
New York Life Premier Variable Annuity II
Prospectus:
Ongoing Fees and Expenses [Table Text Block]
ANNUAL FEE (for policies applied for on or after May 1, 2016)	Minimum	Maximum
Base contract[1]	1.00%	1.30%	CHARGES AND DEDUCTIONS – Annual Policy Expenses
Investment options (Portfolio fees and expenses)[2]	0.37%	1.42%	CHARGES AND DEDUCTIONS – Annual Portfolio Expenses
Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.25%	1.35%	CHARGES AND DEDUCTIONS – Optional Benefit Expenses

1 As a percentage of Accumulation Value (Minimum Base Contract
Charge) and as a percentage of Premium Payment (Maximum Base
Contract Charge).
2 As a percentage of average net Portfolio assets. The range in fees and expenses is for the year ended December 31, 2023 and will change from year to year.
[3] The minimum fee reflects the current charge for the Annual Death
Benefit Rider, as an annualized percentage of the amount guaranteed under the rider. The maximum fee reflects the current charge for the
Investment Preservation Rider or Investment Preservation Rider 2.0
(10-year holding period), as an annualized percentage of the amount that is guaranteed under the rider.

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST: $1,411.46	HIGHEST ANNUAL COST $3,485.22

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.00%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.30%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Accumulation Value (Minimum Base Contract Charge) and as a percentage of Premium Payment (Maximum Base Contract Charge).
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.37%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.42%
Investment Options Footnotes [Text Block]	2 As a percentage of average net Portfolio assets. The range in fees and expenses is for the year ended December 31, 2023 and will change from year to year.
Optional Benefits Minimum [Percent]	0.25%
Optional Benefits Maximum [Percent]	1.35%
Optional Benefits Footnotes [Text Block]	[3] The minimum fee reflects the current charge for the Annual Death Benefit Rider, as an annualized percentage of the amount guaranteed under the rider. The maximum fee reflects the current charge for the Investment Preservation Rider or Investment Preservation Rider 2.0 (10-year holding period), as an annualized percentage of the amount that is guaranteed under the rider.
Lowest and Highest Annual Cost [Table Text Block]

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST: $1,411.46	HIGHEST ANNUAL COST $3,485.22

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Lowest Annual Cost [Dollars]	$ 1,411.46
Highest Annual Cost [Dollars]	$ 3,485.22
Item 4. Fee Table [Text Block]	ANNUAL CHARGES FOR THE IPR 5.0The current charge for the IPR 5.0 for policies with an application signed on or after February 10, 2025 is as follows:
Annual Charge for IPR 5.0 (calculated as an annualized percentage of the amount that is guaranteed under the IPR 5.0, deducted on a quarterly basis)	Current Charge
7 Year Holding Period	1.00%
10 Year Holding Period	0.70%
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
IPR GUARANTEE PERCENTAGESThe IPR Guarantee Percentages currently applicable for determining the Guaranteed Amount under IPR 5.0 for policies with an application signed on or after February 10, 2025 are:
Holding Period	Percentage
7 Year Holding Period	100%
10 Year Holding Period	110%
12 Year Holding Period	120%
13 Year Holding Period	120%
14 Year Holding Period	130%
15 Year Holding Period	130%
20 Year Holding Period	150%
ANNUAL CHARGES FOR IPR RESET ELECTIONSThe current charge for IPR, IPR 2.0, IPR 3.0, and IPR 4.0 Reset elections with a Rider Reset Effective Date on or after May 1, 2019:
Annual Charge for IPR if you elect an IPR Reset (Policies applied for between May 1,
2015 and April 30, 2016)
(calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)
Current Charge
10 Year Holding Period	1.00%
11 Year Holding Period	0.85%
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.45%
20 Year Holding Period	0.55%
Annual Charge for IPR if you elect an IPR reset (Policies applied for between May 1, 2016 and April 30, 2017)
(calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)
Current Charge
10 Year Holding Period	1.00%
11 Year Holding Period	0.85%
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
Annual Charge for IPR 2.0 if you elect an IPR 2.0 Reset (calculated as an annualized percentage of the amount that is guaranteed under the IPR 2.0, deducted on a quarterly basis)	Current Charge
10 Year Holding Period	1.00%
11 Year Holding Period	0.85%
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
Annual Charge for IPR 3.0 if you elect an IPR 3.0 Reset (calculated as an annualized percentage of the amount that is guaranteed under the IPR 3.0, deducted on a quarterly basis)	Current Charge
10 Year Holding Period	1.00%
11 Year Holding Period	0.85%
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
Annual Charge for IPR 4.0 if you elect an IPR 4.0 Reset (calculated as an annualized percentage of the amount that is guaranteed under the IPR 4.0, deducted on a quarterly basis)	Current Charge
10 Year Holding Period	0.70%
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
The current charge for IPR 5.0 Reset elections (Policies applied for prior to February 10, 2025) with a Rider Reset Effective Date on or after May 1, 2023:
Annual Charge for IPR 5.0 if you elect an IPR 5.0 Reset (calculated as an annualized percentage of the amount that is guaranteed under the IPR 5.0, deducted on a quarterly basis)	Current Charge
7 Year Holding Period	0.80%
10 Year Holding Period	0.70%
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
The current charge for IPR 5.0 Reset elections (Policies applied for on or after February 10, 2025) with a Rider Reset Effective Date on or after February 10, 2025:
Annual Charge for IPR 5.0 if you elect an IPR 5.0 Reset (calculated as an annualized percentage of the amount that is guaranteed under the IPR 5.0, deducted on a quarterly basis)	Current Charge
7 Year Holding Period	1.00%
10 Year Holding Period	0.70%
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
The current charge for the IPR portion (Policies applied for between May 1, 2015 and April 30, 2016) of the IPR + ADBR Package for IPR Reset elections with a Rider Reset Effective Date on or after May 1, 2019
IPR + ADBR Package		Current Charge for the IPR portion of the IPR + ADBR Package
Annual Charge (calculated as the sum of (1) the Investment Preservation Rider Charge, calculated as an annualized percentage of the amount guaranteed under the Investment Preservation Rider; and (2) the Annual Death Benefit Reset Rider Charge, calculated as an annualized percentage of the ADBR Reset Value as of the last Policy Anniversary (or as of the Policy Date if within the first Policy Year), and deducted quarterly).	10 Year Holding Period	0.95%
	11 Year Holding Period	0.80%
	12 Year Holding Period	0.65%
	13 Year Holding Period	0.55%
	14 Year Holding Period	0.50%
	15 Year Holding Period	0.40%
	20 Year Holding Period	0.50%

Annual Contract Expenses [Table Text Block]	ANNUAL CHARGES FOR THE IPR 5.0The current charge for the IPR 5.0 for policies with an application signed on or after February 10, 2025 is as follows:
Annual Charge for IPR 5.0 (calculated as an annualized percentage of the amount that is guaranteed under the IPR 5.0, deducted on a quarterly basis)	Current Charge
7 Year Holding Period	1.00%
10 Year Holding Period	0.70%
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
IPR GUARANTEE PERCENTAGESThe IPR Guarantee Percentages currently applicable for determining the Guaranteed Amount under IPR 5.0 for policies with an application signed on or after February 10, 2025 are:
Holding Period	Percentage
7 Year Holding Period	100%
10 Year Holding Period	110%
12 Year Holding Period	120%
13 Year Holding Period	120%
14 Year Holding Period	130%
15 Year Holding Period	130%
20 Year Holding Period	150%
ANNUAL CHARGES FOR IPR RESET ELECTIONSThe current charge for IPR, IPR 2.0, IPR 3.0, and IPR 4.0 Reset elections with a Rider Reset Effective Date on or after May 1, 2019:
Annual Charge for IPR if you elect an IPR Reset (Policies applied for between May 1,
2015 and April 30, 2016)
(calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)
Current Charge
10 Year Holding Period	1.00%
11 Year Holding Period	0.85%
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.45%
20 Year Holding Period	0.55%
Annual Charge for IPR if you elect an IPR reset (Policies applied for between May 1, 2016 and April 30, 2017)
(calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)
Current Charge
10 Year Holding Period	1.00%
11 Year Holding Period	0.85%
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
Annual Charge for IPR 2.0 if you elect an IPR 2.0 Reset (calculated as an annualized percentage of the amount that is guaranteed under the IPR 2.0, deducted on a quarterly basis)	Current Charge
10 Year Holding Period	1.00%
11 Year Holding Period	0.85%
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
Annual Charge for IPR 3.0 if you elect an IPR 3.0 Reset (calculated as an annualized percentage of the amount that is guaranteed under the IPR 3.0, deducted on a quarterly basis)	Current Charge
10 Year Holding Period	1.00%
11 Year Holding Period	0.85%
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
Annual Charge for IPR 4.0 if you elect an IPR 4.0 Reset (calculated as an annualized percentage of the amount that is guaranteed under the IPR 4.0, deducted on a quarterly basis)	Current Charge
10 Year Holding Period	0.70%
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
The current charge for IPR 5.0 Reset elections (Policies applied for prior to February 10, 2025) with a Rider Reset Effective Date on or after May 1, 2023:
Annual Charge for IPR 5.0 if you elect an IPR 5.0 Reset (calculated as an annualized percentage of the amount that is guaranteed under the IPR 5.0, deducted on a quarterly basis)	Current Charge
7 Year Holding Period	0.80%
10 Year Holding Period	0.70%
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
The current charge for IPR 5.0 Reset elections (Policies applied for on or after February 10, 2025) with a Rider Reset Effective Date on or after February 10, 2025:
Annual Charge for IPR 5.0 if you elect an IPR 5.0 Reset (calculated as an annualized percentage of the amount that is guaranteed under the IPR 5.0, deducted on a quarterly basis)	Current Charge
7 Year Holding Period	1.00%
10 Year Holding Period	0.70%
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
The current charge for the IPR portion (Policies applied for between May 1, 2015 and April 30, 2016) of the IPR + ADBR Package for IPR Reset elections with a Rider Reset Effective Date on or after May 1, 2019
IPR + ADBR Package		Current Charge for the IPR portion of the IPR + ADBR Package
Annual Charge (calculated as the sum of (1) the Investment Preservation Rider Charge, calculated as an annualized percentage of the amount guaranteed under the Investment Preservation Rider; and (2) the Annual Death Benefit Reset Rider Charge, calculated as an annualized percentage of the ADBR Reset Value as of the last Policy Anniversary (or as of the Policy Date if within the first Policy Year), and deducted quarterly).	10 Year Holding Period	0.95%
	11 Year Holding Period	0.80%
	12 Year Holding Period	0.65%
	13 Year Holding Period	0.55%
	14 Year Holding Period	0.50%
	15 Year Holding Period	0.40%
	20 Year Holding Period	0.50%

New York Life Premier Variable Annuity II | IPR5012YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Variable Annuity II | IPR5013YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity II | IPR5014YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Variable Annuity II | IPR5015YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Variable Annuity II | IPR5020YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity II | IPR20ResetandRiderReset12YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Variable Annuity II | IPR20ResetandRiderReset13YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity II | IPR20ResetandRiderReset14YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Variable Annuity II | IPR20ResetandRiderReset15YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Variable Annuity II | IPR20ResetandRiderReset20YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity II | IPR30ResetandRiderReset12YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Variable Annuity II | IPR30ResetandRiderReset13YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity II | IPR30ResetandRiderReset14YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Variable Annuity II | IPR30ResetandRiderReset15YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Variable Annuity II | IPR30ResetandRiderReset20YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity II | IPR40ResetandRiderReset12YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Variable Annuity II | IPR40ResetandRiderReset13YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity II | IPR40ResetandRiderReset14YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Variable Annuity II | IPR40ResetandRiderReset15YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Variable Annuity II | IPR40ResetandRiderReset20YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity II | IPR50ResetandRiderReset12YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Variable Annuity II | IPR50ResetandRiderReset13YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity II | IPR50ResetandRiderReset14YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Variable Annuity II | IPR50ResetandRiderReset15YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Variable Annuity II | IPR50ResetandRiderReset20YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member
Prospectus:
Offered Starting [Date]	Feb. 10, 2025
New York Life Premier Variable Annuity II | IPR50ResetMember
Prospectus:
Offered Starting [Date]	Feb. 10, 2025
New York Life Premier Variable Annuity II | IPR50ResetMember | PreviouslyOffered2Member
Prospectus:
Offered Starting [Date]	May 01, 2023
New York Life Premier Variable Annuity II | IPRandADBRPackageMember
Prospectus:
Offered Starting [Date]	May 01, 2019
New York Life Premier Variable Annuity II | IPR507YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
New York Life Premier Variable Annuity II | IPR5010YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Variable Annuity II | IPRR10YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
New York Life Premier Variable Annuity II | IPRR10YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
New York Life Premier Variable Annuity II | IPRR11YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
New York Life Premier Variable Annuity II | IPRR11YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
New York Life Premier Variable Annuity II | IPRR12YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Variable Annuity II | IPRR12YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Variable Annuity II | IPRR13YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity II | IPRR13YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity II | IPRR14YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Variable Annuity II | IPRR14YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Variable Annuity II | IPRR15YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
New York Life Premier Variable Annuity II | IPRR15YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Variable Annuity II | IPRR20YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Variable Annuity II | IPRR20YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity II | IPR20ResetandRiderReset10YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
New York Life Premier Variable Annuity II | IPR20ResetandRiderReset11YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
New York Life Premier Variable Annuity II | IPR30ResetandRiderReset10YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
New York Life Premier Variable Annuity II | IPR30ResetandRiderReset11YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
New York Life Premier Variable Annuity II | IPR40ResetandRiderReset10YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Variable Annuity II | IPR50ResetandRiderReset7YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
New York Life Premier Variable Annuity II | IPR50ResetandRiderReset10YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Variable Annuity II | IPR50Reset7YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
New York Life Premier Variable Annuity II | IPR50Reset10YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Variable Annuity II | IPR50Reset12YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Variable Annuity II | IPR50Reset13YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity II | IPR50Reset14YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Variable Annuity II | IPR50Reset15YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Variable Annuity II | IPR50Reset20YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity II | IPRandADBRPackage10YearMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%
New York Life Premier Variable Annuity II | IPRandADBRPackage11YearMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
New York Life Premier Variable Annuity II | IPRandADBRPackage12YearMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
New York Life Premier Variable Annuity II | IPRandADBRPackage13YearMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Variable Annuity II | IPRandADBRPackage14YearMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Variable Annuity II | IPRandADBRPackage15YearMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%
New York Life Premier Variable Annuity II | IPRandADBRPackage20YearMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Variable Annuity II | InvestmentPreservationRiderResetMember | PreviouslyOffered1Member
Prospectus:
Offered Starting [Date]	May 01, 2019